Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transactions and Other Related Parties (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income:
Sales to affiliated parties	$ 5,020	$ 5,694	$ 5,200
Expenses:
Other expenses with related parties	10	15	79
Jugos del Valle, S.A.P.I. de C.V.
Expenses:
Purchases and other expenses of coca cola FEMSA	2,437	2,863	2,872
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Expenses:
Purchases and other expenses of coca cola FEMSA	2,123	2,728	2,604
Beta San Miguel
Expenses:
Purchases and other expenses of coca cola FEMSA	1,023	655	651
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Expenses:
Purchases and other expenses of coca cola FEMSA	226	682	596
Leao Alimentos e Bebidas, LTDA
Expenses:
Purchases and other expenses of coca cola FEMSA	1,253	1,867	2,654
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Expenses:
Purchases and other expenses of coca cola FEMSA	308	281	298
Instituto Tecnologico Y de Estudios Superiores de Monterrey AC
Expenses:
Donations to related party	225	127	127
Fundacion FEMSA AC
Expenses:
Donations to related party	114	146	179
BBVA Bancomer SA de CV
Income:
Interest income received from BBVA Bancomer, S.A. de C.V.	80	30	180
Expenses:
Interest and fees paid to Bancomer	153	98	168
Heineken Group
Income:
Sales to affiliated parties	3	5	4
Expenses:
Purchases of raw material, beer and operating expenses from Heineken	11,600	12,755	14,959
FEMSA
Expenses:
Purchases and other expenses of coca cola FEMSA	6,538	7,756	8,878
The Coca-Cola Company
Expenses:
Purchases of concentrate from The Coca-Cola Company	32,222	34,063	32,379
Advertisement expense paid to The Coca-Cola Company	865	1,756	2,193
AdeS
Expenses:
Purchases and other expenses of coca cola FEMSA	$ 338	$ 497	$ 592